S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 09, 2025
Spac Sponsor And Conflicts Of Interest Line Items
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders Upon Completion of our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination, regardless of whether they abstain, vote for, or vote against, our initial business combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The redemption right will include the requirement that any beneficial owner on whose behalf a redemption right is being exercised must identify itself in order to validly redeem its shares. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against, or vote at all in connection with, the proposed transaction. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors will enter into the Insider Letter Agreement with us, as applicable, pursuant to which our sponsor, officers and directors will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the completion of our initial business combination.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either: (1) in connection with a general meeting called to approve the business combination; or (2) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement. Under Nasdaq rules, asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 25% of our outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. If we structure a business combination transaction with a target company in a manner that requires shareholder approval, we will not have discretion as to whether to seek a shareholder vote to approve the proposed business combination. We currently intend to conduct redemptions pursuant to a shareholder vote unless shareholder approval is not required by applicable law or stock exchange listing requirement and we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other reasons. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with such rules.

If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other reasons, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and

•        file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	Our sponsor, officers and directors will enter into the Insider Letter Agreement with us, as applicable, pursuant to which our sponsor, officers and directors will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the completion of our initial business combination.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to the Insider Letter Agreement, each of our sponsor, directors and officers will agree to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units (and the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants comprising part of such units), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier of (i) six months after completion of our initial business combination; or (ii) subsequent to our initial business combination, (A) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination or (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described here in “Principal Shareholders — Transfers of Founder Shares and Private Placement Units.”

Xsolla SPAC I LLC, Directors and Officers

Transfers permitted (i) to any officer, affiliate, director, or employee of the company, including to a family member or affiliate of such officer, director, or employee; (ii) to any members or partners of initial shareholders and funds and accounts advised by such members or partners, any affiliates of the initial shareholders, or any employees of such affiliates; (iii) by private sales or transfers, in each case, made in connection with any forward purchase agreement or similar arrangement or in connection with an extension of our time to complete an initial business combination or the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iv) in the case of an individual, by gift to a member of the individual’s immediate family, or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, to a charitable organization or by virtue of laws of descent and distribution upon death of the individual, or pursuant to a qualified domestic relations order; (v) in the case of a trust, by distribution to one or more permissible beneficiaries of such trust (vi) in the event of our liquidation prior to the completion of our initial business combination; (vii) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; and (viii) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination; provided further that the sponsor shall be permitted to sell membership interests representing its ownership of the founder shares held by it to non-sponsor investors for purposes of working capital. If, in accordance with transfer restrictions contained herein, the non-sponsor investors request the sponsor to transfer founder shares or private placement units to them, those non-sponsor investors will be required to sign a Letter Agreement, pursuant to which they will agree to the same transfer restrictions and redemption and voting covenants as our sponsor and directors and officers, except that (i) transfer permitted by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor is not available to those non-sponsor investors and (ii) waiver of redemption rights shall only be applicable to the founder shares held by the non-sponsor investors, and not applicable to any public shares held by them.

Private Placement Units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants)	30 days after the completion of our initial business combination	Xsolla SPAC I LLC	Same as above
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days from the date of this prospectus	Xsolla SPAC I LLC

The underwriter in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.